UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Growth & Income Portfolio

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	12	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	16	Notes to the financial statements.
Board Approval of	22
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s
(SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of
FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general inform ation of the shareholders of the fund. This report is not authorized for distribution to prospec tive investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pric ing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Actual	$1,000.00	$1,044.10	$3.56
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,021.73	$3.52

* Expenses are equal to the Fund’s annualized expense ratio of .69%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group, Inc.	6.2	1.8
General Electric Co.	5.7	4.2
Bank of America Corp.	4.4	1.4
Home Depot, Inc.	4.3	1.0
Wal Mart Stores, Inc.	3.5	1.8
Johnson & Johnson	3.2	1.6
Microsoft Corp.	3.1	3.2
UnitedHealth Group, Inc.	3.1	2.7
Goldman Sachs Group, Inc.	2.3	0.5
Dell, Inc.	2.2	1.1
	38.0
Top Five Market Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	26.5	19.1
Consumer Discretionary	14.8	11.4
Information Technology	14.6	12.6
Energy	14.1	7.0
Industrials	12.6	10.2

5 Semiannual Report

Investments January 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 98.9%
		Shares	Value (Note 1)
			(000s)

CONSUMER DISCRETIONARY – 14.8%
Diversified Consumer Services – 1.7%
Apollo Group, Inc. Class A (a)(d)(e)		9,307,247	$518,134
Hotels, Restaurants & Leisure 1.6%
Carnival Corp. unit		6,426,500	332,636
Starbucks Corp. (a)		4,937,103	156,506
			489,142
Internet & Catalog Retail 1.9%
eBay, Inc. (a)		14,059,832	605,979
Media – 1.9%
Clear Channel Communications, Inc.		6,358,200	186,105
Clear Channel Outdoor Holding, Inc. Class A (e)		2,441,500	48,708
Lamar Advertising Co. Class A (a)		3,345,560	153,628
Univision Communications, Inc. Class A (a)		6,601,324	210,186
			598,627
Multiline Retail – 1.0%
Target Corp.		5,629,900	308,237
Specialty Retail – 6.7%
Best Buy Co., Inc.		6,454,255	326,973
Home Depot, Inc.		32,882,210	1,333,374
Staples, Inc.		18,605,908	441,146
			2,101,493

TOTAL CONSUMER DISCRETIONARY			4,621,612

CONSUMER STAPLES 5.2%
Food & Staples Retailing – 4.5%
CVS Corp.		10,650,600	295,661
Wal-Mart Stores, Inc.		24,006,400	1,106,935
			1,402,596
Food Products 0.7%
Nestle SA (Reg.)		786,715	230,798

TOTAL CONSUMER STAPLES			1,633,394

ENERGY 14.1%
Energy Equipment & Services – 5.2%
Halliburton Co.		5,839,960	464,569
National Oilwell Varco, Inc. (a)		2,157,300	164,106
Noble Corp.		2,068,300	166,374
Pride International, Inc. (a)		3,300,450	116,539
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Energy Equipment & Services – continued
Schlumberger Ltd. (NY Shares)	3,836,600	$488,975
Weatherford International Ltd. (a)	5,446,800	243,908
		1,644,471
Oil, Gas & Consumable Fuels – 8.9%
Amerada Hess Corp.	1,259,400	194,955
Apache Corp.	4,166,970	314,731
ConocoPhillips	9,214,000	596,146
Occidental Petroleum Corp.	4,500,420	439,736
PetroChina Co. Ltd. sponsored ADR (d)	486,300	48,640
Plains Exploration & Production Co. (a)	2,331,400	104,540
Total SA sponsored ADR	3,075,100	425,379
Valero Energy Corp.	8,022,700	500,857
XTO Energy, Inc.	3,271,200	160,550
		2,785,534

TOTAL ENERGY		4,430,005

FINANCIALS – 26.1%
Capital Markets 4.1%
Goldman Sachs Group, Inc.	4,993,390	705,316
UBS AG (NY Shares)	5,326,800	579,556
		1,284,872
Commercial Banks – 7.0%
Bank of America Corp.	31,458,559	1,391,412
Standard Chartered PLC (United Kingdom)	8,803,300	218,466
Wachovia Corp. (d)	10,677,613	585,454
		2,195,332
Diversified Financial Services – 1.5%
JPMorgan Chase & Co.	11,810,892	469,483
Insurance – 12.7%
ACE Ltd.	3,014,728	165,056
Allstate Corp.	4,513,300	234,917
AMBAC Financial Group, Inc.	4,014,818	308,378
American International Group, Inc.	29,578,070	1,936,176
Berkshire Hathaway, Inc. Class A (a)	1,796	160,724
Hannover Rueckversicherungs AG (d)	4,376,500	165,307
Hartford Financial Services Group, Inc.	2,179,980	179,260
Markel Corp. (a)	238,500	79,659
Max Re Capital Ltd.	1,816,500	48,155

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	1,267,814	$172,151
RenaissanceRe Holdings Ltd.	2,732,900	123,828
W.R. Berkley Corp.	1,215,100	60,026
White Mountains Insurance Group Ltd.	145,900	77,473
XL Capital Ltd. Class A	4,080,593	276,093
		3,987,203
Thrifts & Mortgage Finance – 0.8%
Golden West Financial Corp., Delaware	3,562,600	251,591

TOTAL FINANCIALS		8,188,481

HEALTH CARE – 10.6%
Biotechnology – 0.4%
Cephalon, Inc. (a)(d)	1,517,438	107,571
Illumina, Inc. (a)	1,115,300	23,912
		131,483
Health Care Equipment & Supplies – 0.9%
C.R. Bard, Inc.	2,530,320	160,473
Waters Corp. (a)	2,869,500	120,376
		280,849
Health Care Providers & Services – 3.1%
UnitedHealth Group, Inc.	16,319,400	969,699
Pharmaceuticals – 6.2%
Allergan, Inc.	1,590,920	185,183
Elan Corp. PLC sponsored ADR (a)	8,133,600	129,406
Johnson & Johnson	17,432,600	1,003,072
Novartis AG sponsored ADR	4,344,350	239,634
Roche Holding AG (participation certificate)	1,240,901	196,098
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,184,600	178,389
		1,931,782

TOTAL HEALTH CARE		3,313,813

INDUSTRIALS – 12.6%
Aerospace & Defense – 3.4%
Honeywell International, Inc.	15,591,038	599,008
United Technologies Corp.	7,935,668	463,205
		1,062,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Commercial Services & Supplies – 0.9%
Robert Half International, Inc.	7,639,462	$279,070
Industrial Conglomerates – 5.7%
General Electric Co.	54,498,000	1,784,810
Machinery – 1.7%
Deere & Co.	4,728,600	339,324
ITT Industries, Inc.	1,945,100	199,373
		538,697
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	1,994,300	159,783
Norfolk Southern Corp.	2,384,900	118,863
		278,646

TOTAL INDUSTRIALS		3,943,436

INFORMATION TECHNOLOGY – 14.6%
Communications Equipment – 0.8%
Research In Motion Ltd. (a)	3,793,000	257,263
Computers & Peripherals – 2.7%
Dell, Inc. (a)	23,987,450	703,072
NCR Corp. (a)	3,898,700	144,837
		847,909
Electronic Equipment & Instruments – 0.5%
CDW Corp.	2,576,140	144,264
Internet Software & Services – 2.4%
Google, Inc. Class A (sub. vtg.) (a)	1,304,910	565,352
Yahoo!, Inc. (a)	5,512,070	189,284
		754,636
IT Services – 0.5%
Affiliated Computer Services, Inc. Class A (a)	2,331,800	145,971
Office Electronics – 0.4%
Zebra Technologies Corp. Class A (a)	3,050,233	137,352
Semiconductors & Semiconductor Equipment – 1.6%
ARM Holdings PLC	63,288,426	149,178
Intel Corp.	15,979,300	339,880
		489,058
Software 5.7%
Cognos, Inc. (a)	3,890,200	150,628
Microsoft Corp.	34,833,939	980,575

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Oracle Corp. (a)	31,598,800	$397,197
Symantec Corp. (a)	14,766,800	271,414
		1,799,814

TOTAL INFORMATION TECHNOLOGY		4,576,267

MATERIALS 0.9%
Chemicals – 0.4%
Praxair, Inc.	2,576,500	135,730
Metals & Mining – 0.5%
Mittal Steel Co. NV Class A (NY Shares) (d)	4,324,700	156,554

TOTAL MATERIALS		292,284

TOTAL COMMON STOCKS
(Cost $25,856,515)		30,999,292

Convertible Preferred Stocks 0.4%

FINANCIALS – 0.4%
Insurance – 0.4%
XL Capital Ltd. 6.50%	5,277,700	116,848
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $120,836)		116,848

Money Market Funds 1.2%

Fidelity Cash Central Fund, 4.46% (b)	273,605,559	$273,606
Fidelity Securities Lending Cash Central Fund,
4.48% (b)(c)	93,478,900	93,479
TOTAL MONEY MARKET FUNDS
(Cost $367,085)		367,085

TOTAL INVESTMENT PORTFOLIO 100.5%
(Cost $26,344,436)		31,483,225

NET OTHER ASSETS – (0.5)%		(154,100)
NET ASSETS 100%		$31,329,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end. (e) Affiliated company

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Cash Central Fund	$13,398
Fidelity Securities Lending Cash Central Fund	489
Total	$13,887

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end
(Amounts in thousands)	period	Purchases	Proceeds	Income	of period
Apollo Group, Inc.
Class A	$140,628	$560,873	$72,441	$—	$518,134
Clear Channel Outdoor
Holding, Inc. Class A	—	44,865	—	—	48,708
Equity Lifestyle
Properties, Inc.	64,607	—	60,094	32	—
SLM Corp.	1,373,570	24,501	1,438,843	5,933	—
Total	$1,578,805	$630,239	$1,571,378	$5,965	$566,842

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	84.7%
Switzerland	3.9%
Netherlands Antilles	1.5%
France	1.4%
Bermuda	1.3%
Canada	1.3%

United Kingdom	1.2%
Panama	1.1%
Germany	1.0%
Others (individually less than 1%) .	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $91,989) See accompanying schedule:
Unaffiliated issuers (cost $25,318,433)	$30,549,298
Affiliated Central Funds (cost $367,085)	367,085
Other affiliated issuers (cost $658,918)	566,842
Total Investments (cost $26,344,436)		$31,483,225
Cash		26
Receivable for investments sold		426,368
Receivable for fund shares sold		20,693
Dividends receivable		6,422
Interest receivable		1,190
Prepaid expenses		140
Other affiliated receivables		288
Other receivables		7,701
Total assets		31,946,053

Liabilities
Payable for investments purchased	$354,886
Payable for fund shares redeemed	149,879
Accrued management fee	12,276
Other affiliated payables	6,178
Other payables and accrued expenses	230
Collateral on securities loaned, at value	93,479
Total liabilities		616,928

Net Assets		$31,329,125
Net Assets consist of:
Paid in capital		$21,892,761
Distributions in excess of net investment income		(4,796)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		4,302,371
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		5,138,789
Net Assets, for 885,247 shares outstanding		$31,329,125
Net Asset Value, offering price and redemption price per
share ($31,329,125 ÷ 885,247 shares)		$35.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends (including $5,965 received from other
affiliated issuers)		$237,294
Interest		586
Income from affiliated Central Funds		13,887
Total income		251,767

Expenses
Management fee	$73,321
Transfer agent fees	31,882
Accounting and security lending fees	980
Independent trustees’ compensation	68
Appreciation in deferred trustee compensation account	27
Custodian fees and expenses	261
Registration fees	54
Audit	114
Legal	129
Interest	2
Miscellaneous	146
Total expenses before reductions	106,984
Expense reductions	(9,056)	97,928

Net investment income (loss)		153,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,783,982
Other affiliated issuers	1,196,419
Foreign currency transactions	111
Futures contracts	43,534
Total net realized gain (loss)		7,024,046
Change in net unrealized appreciation (depreciation) on
investment securities		(5,833,631)
Net gain (loss)		1,190,415
Net increase (decrease) in net assets resulting from
operations		$1,344,254

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,839	$504,318
Net realized gain (loss)	7,024,046	1,192,005
Change in net unrealized appreciation (depreciation) .	(5,833,631)	1,570,053
Net increase (decrease) in net assets resulting
from operations	1,344,254	3,266,376
Distributions to shareholders from net investment income .	(191,928)	(507,409)
Distributions to shareholders from net realized gain	(3,635,160)	(283,191)
Total distributions	(3,827,088)	(790,600)
Share transactions
Proceeds from sales of shares	2,043,950	3,564,106
Reinvestment of distributions	3,734,447	768,803
Cost of shares redeemed	(3,755,462)	(4,795,421)
Net increase (decrease) in net assets resulting from
share transactions	2,022,935	(462,512)
Total increase (decrease) in net assets	(459,899)	2,013,264

Net Assets
Beginning of period	31,789,024	29,775,760
End of period (including distributions in excess of net
investment income of $4,796 and undistributed net
investment income of $33,293, respectively)	$31,329,125	$31,789,024

Other Information
Shares
Sold	56,259	95,778
Issued in reinvestment of distributions	104,986	20,723
Redeemed	(103,387)	(128,848)
Net increase (decrease)	57,858	(12,347)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 38.42	$ 35.46	$ 32.84	$ 31.61	$ 39.10	$ 46.83
Income from Investment
Operations
Net investment
income (loss)D	18	.60E	.40	.40	.34	.39
Net realized and
unrealized gain
(loss)	1.42	3.31	2.63	1.20	(7.12)	(3.83)
Total from investment
operations	1.60	3.91	3.03	1.60	(6.78)	(3.44)
Distributions from net
investment income .	(.23)	(.61)	(.41)	(.37)	(.33)	(.38)
Distributions from net
realized gain	(4.40)	(.34)	—	—	(.38)	(3.91)
Total distributions	(4.63)	(.95)	(.41)	(.37)	(.71)	(4.29)
Net asset value, end of
period	$ 35.39	$ 38.42	$ 35.46	$ 32.84	$ 31.61	$ 39.10
Total ReturnB,C	4.41%	11.15%	9.24%	5.15%	(17.56)%	(8.25)%
Ratios to Average Net AssetsF
Expenses before
reductions	69%A	.69%	.70%	.73%	.69%	.68%
Expenses net of fee
waivers, if any	69%A	.69%	.70%	.73%	.69%	.68%
Expenses net of all
reductions	63%A	.68%	.69%	.71%	.68%	.66%
Net investment
income (loss)	99%A	1.63%E	1.13%	1.29%	.94%	.94%
Supplemental Data
Net assets, end of
period (in millions)	$31,329	$31,789	$29,776	$28,263	$27,849	$36,099
Portfolio turnover
rate	173%A	31%	30%	33%	36%	46%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.27% .
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

16

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

17 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$5,473,047
Unrealized depreciation	(351,652)
Net unrealized appreciation (depreciation)	$5,121,395

Cost for federal income tax purposes	$26,361,830

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

18

2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closings of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $26,386,729 and $27,891,671, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $338 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $489.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,498. The weighted average interest rate was 3.75% . At period end, there were no bank borrowings outstanding.

Semiannual Report

20

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $8,913 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $1 and $142, respectively.

9. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

21 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth & Income Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

22

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

23 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research(Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

GAI USAN-0306 1.789285.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund: Fidelity Growth & Income Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Growth & Income Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 17, 2006